Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
		Year Ended December 31,
Debt instruments	Borrowers-Issuers	2020	2019

$675 Million Credit Facility	Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd.	615,000	663,000
Total debt		$615,000	$663,000
Less deferred financing fees		(7,319)	(9,846)
Total debt, net of deferred finance costs		$607,681	$653,154
Less current portion, net of deferred financing fees		$(45,715)	$(45,482)

Long-term debt, net of current portion and deferred financing fees		$561,966	$607,672

Minimum Annual Principal Payments
Year ending December 31,	Amount
2021	$48,000
2022	48,000
2023	48,000
2024	471,000

Total long-term debt	$615,000